Leases - Summary of right-of-use assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 59,195,257	$ 70,818,314
Depreciation for the year		(6,407,871)	(6,611,022)
Cancellations		(3,301,397)	(5,476,350)
Additions		4,657,950	537,421
Currency translation effect		52,494	13,919
Impairment		87,025	(87,025)
Ending balance	$ 2,637,232	54,283,458	59,195,257
Transportation and storage equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		25,268,381	35,503,509
Depreciation for the year		(3,872,379)	(4,868,961)
Cancellations		(2,866,335)	(5,476,350)
Additions		2,119,878	97,891
Currency translation effect		18,381	12,292
Ending balance		$ 20,667,926	25,268,381
Transportation and storage equipment | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	1 year	1 year
Transportation and storage equipment | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	10 years	10 years
Plants
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 23,823,684	25,693,459
Depreciation for the year		(2,081,243)	(1,869,775)
Cancellations		(435,062)
Additions		2,419,911
Ending balance		$ 23,727,290	23,823,684
Estimated useful life	14 years	14 years
Drilling equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 5,938,628	6,061,502
Depreciation for the year		(196,278)	(122,874)
Ending balance		$ 5,742,350	5,938,628
Estimated useful life	10 years	10 years
Rights of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 1,664,525	1,835,949
Depreciation for the year		(88,284)	(84,399)
Impairment		87,025	(87,025)
Ending balance		$ 1,663,266	1,664,525
Estimated useful life	23 years	23 years
Port Facilities
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 2,417,909	1,623,453
Depreciation for the year		(144,680)	355,505
Additions		82,388	438,951
Currency translation effect		33,020
Ending balance		$ 2,388,637	2,417,909
Estimated useful life	20 years	20 years
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 48,761	65,212
Depreciation for the year		(21,841)	(17,567)
Additions		35,157
Currency translation effect		401	1,116
Ending balance		$ 62,478	48,761
Buildings | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	1 year	1 year
Buildings | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	5 years	5 years
Lands
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 33,369	35,230
Depreciation for the year		(3,166)	(2,951)
Additions		616	579
Currency translation effect		692	511
Ending balance		$ 31,511	$ 33,369
Estimated useful life	5 years	5 years